John Hancock
Emerging Markets Equity Fund
Quarterly portfolio holdings 1/31/2023

Fund’s investments
As of 1-31-23 (unaudited)
	Shares	Value
Common stocks 91.4%		$1,753,033,782
(Cost $1,594,645,204)
Brazil 3.7%		71,401,390
Hapvida Participacoes e Investimentos S/A (A)(B)	12,805,536	12,991,453
Suzano SA	1,638,300	14,961,998
WEG SA	3,239,000	24,399,535
XP, Inc., Class A (B)	1,068,934	19,048,404
China 31.0%		594,415,661
Airtac International Group	1,005,681	34,393,467
Alibaba Group Holding, Ltd. (B)	5,539,720	76,163,777
Centre Testing International Group Company, Ltd., Class A	4,247,808	14,959,419
China Tourism Group Duty Free Corp., Ltd., Class A	482,278	15,270,706
China Tourism Group Duty Free Corp., Ltd., H Shares (A)(B)	311,800	9,553,721
Glodon Company, Ltd., Class A	3,248,146	31,508,523
JD Health International, Inc. (A)(B)	1,108,250	9,203,283
JD.com, Inc., Class A	1,041,762	30,933,430
Kingdee International Software Group Company, Ltd. (B)	14,775,000	32,246,604
Kweichow Moutai Company, Ltd., Class A	78,976	21,652,860
Lenovo Group, Ltd.	26,658,000	21,381,556
Li Ning Company, Ltd.	1,775,000	17,547,054
Meituan, Class B (A)(B)	1,668,890	37,309,502
NARI Technology Company, Ltd., Class A	6,853,650	26,857,315
Ping An Insurance Group Company of China, Ltd., Class A	2,470,250	18,726,261
Sungrow Power Supply Company, Ltd., Class A	1,101,046	21,317,666
Tencent Holdings, Ltd.	1,474,400	71,845,919
Trip.com Group, Ltd. (B)	511,950	18,832,312
WuXi Biologics Cayman, Inc. (A)(B)	4,048,000	33,802,452
Xinyi Solar Holdings, Ltd.	18,496,103	24,062,749
Yum China Holdings, Inc.	443,109	26,847,085
Hong Kong 8.1%		155,142,279
AIA Group, Ltd.	5,510,400	62,309,664
China Resources Beer Holdings Company, Ltd.	3,788,000	28,517,133
Hong Kong Exchanges & Clearing, Ltd.	819,000	36,836,647
Techtronic Industries Company, Ltd.	2,131,500	27,478,835
India 12.7%		242,841,655
Apollo Hospitals Enterprise, Ltd.	309,300	16,194,263
HDFC Bank, Ltd.	1,853,834	36,533,268
Hindustan Unilever, Ltd.	600,375	18,941,319
Housing Development Finance Corp., Ltd.	601,365	19,402,951
ICICI Bank, Ltd.	2,758,869	28,331,648
Infosys, Ltd.	1,227,660	23,127,119
Jubilant Foodworks, Ltd.	1,886,992	11,326,202
Kotak Mahindra Bank, Ltd.	699,283	14,880,987
Reliance Industries, Ltd.	1,911,657	55,211,953
Tata Consumer Products, Ltd.	2,114,282	18,891,945
Indonesia 2.2%		42,979,594
Bank Mandiri Persero Tbk PT	28,993,900	19,319,682
Bank Negara Indonesia Persero Tbk PT	38,597,500	23,659,912
Mexico 3.7%		70,203,688
Fomento Economico Mexicano SAB de CV	1,924,700	16,851,666
Grupo Financiero Banorte SAB de CV, Series O	4,121,700	34,145,944
2	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Mexico (continued)
Wal-Mart de Mexico SAB de CV	4,917,200	$19,206,078
Netherlands 1.5%		29,850,676
Prosus NV (B)	369,691	29,850,676
Peru 1.2%		22,647,681
Credicorp, Ltd.	168,635	22,647,681
Philippines 0.5%		10,181,330
Universal Robina Corp.	4,030,310	10,181,330
Poland 1.0%		18,352,043
Dino Polska SA (A)(B)	202,573	18,352,043
Russia 0.0%		126,756
Sberbank of Russia PJSC, ADR (B)(C)	558,398	126,756
Saudi Arabia 0.9%		17,750,973
Saudi Tadawul Group Holding Company	409,697	17,750,973
Singapore 0.8%		14,930,487
Sea, Ltd., ADR (B)	231,660	14,930,487
South Africa 0.9%		17,733,635
Capitec Bank Holdings, Ltd.	171,694	17,733,635
South Korea 6.7%		128,675,243
Hana Financial Group, Inc.	934,874	37,139,961
LG Chem, Ltd. (B)	94,570	53,375,615
SK Hynix, Inc.	527,476	38,159,667
Taiwan 11.1%		212,268,669
ASE Technology Holding Company, Ltd.	5,432,000	18,327,805
eMemory Technology, Inc.	615,000	33,719,474
MediaTek, Inc.	2,160,000	52,187,698
Taiwan Semiconductor Manufacturing Company, Ltd.	6,122,000	108,033,692
United Kingdom 4.2%		79,752,874
Anglo American PLC	1,849,113	79,752,874
Uruguay 1.2%		23,779,148

MercadoLibre, Inc. (B)	20,123	23,779,148
Preferred securities 6.0%		$115,648,381
(Cost $91,892,466)
Brazil 1.3%		25,699,249
Itau Unibanco Holding SA	5,150,300	25,699,249
South Korea 4.7%		89,949,132
Samsung Electronics Company, Ltd.	2,004,478	89,949,132

	Yield (%)	Shares	Value
Short-term investments 2.6%			$49,057,557
(Cost $49,057,557)
Short-term funds 2.6%			49,057,557
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	4.1414(D)	49,057,557	49,057,557

Total investments (Cost $1,735,595,227) 100.0%	$1,917,739,720
Other assets and liabilities, net 0.0%	116,480
Total net assets 100.0%	$1,917,856,200

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	3

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 1-31-23.
The fund had the following sector composition as a percentage of net assets on 1-31-23:
Information technology	24.7%
Financials	22.6%
Consumer discretionary	15.9%
Consumer staples	8.0%
Materials	7.8%
Industrials	7.7%
Communication services	4.5%
Health care	3.3%
Energy	2.9%
Short-term investments and other	2.6%
TOTAL	100.0%
4	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$71,401,390	$71,401,390	—	—
China	594,415,661	—	$594,415,661	—
Hong Kong	155,142,279	—	155,142,279	—
India	242,841,655	—	242,841,655	—
Indonesia	42,979,594	—	42,979,594	—
Mexico	70,203,688	70,203,688	—	—
Netherlands	29,850,676	—	29,850,676	—
Peru	22,647,681	22,647,681	—	—
Philippines	10,181,330	—	10,181,330	—
Poland	18,352,043	—	18,352,043	—
Russia	126,756	—	—	$126,756
Saudi Arabia	17,750,973	—	17,750,973	—
Singapore	14,930,487	14,930,487	—	—
South Africa	17,733,635	—	17,733,635	—
South Korea	128,675,243	—	128,675,243	—
Taiwan	212,268,669	—	212,268,669	—
United Kingdom	79,752,874	—	79,752,874	—
Uruguay	23,779,148	23,779,148	—	—
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	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Preferred securities
Brazil	$25,699,249	$25,699,249	—	—
South Korea	89,949,132	—	$89,949,132	—
Short-term investments	49,057,557	49,057,557	—	—
Total investments in securities	$1,917,739,720	$277,719,200	$1,639,893,764	$126,756
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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